Guarantees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantee Obligations [Line Items]
Environmental, health and safety, tax and employment matters	$ 179,000,000	$ 171,000,000
Balance as of January 1	1,199,000,000	1,212,000,000
Warranties and performance guarantees issued	323,000,000	246,000,000
Settlements made	207,000,000	240,000,000
Other	9,000,000	(19,000,000)
Balance as of December 31	1,324,000,000	1,199,000,000
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment	336,000,000	348,000,000
Carrying Amount of Liability	8,000,000	14,000,000
Credit Facilities And Debt Obligations (expire 2018 to 2028)
Guarantee Obligations [Line Items]
Maximum Potential Payment	256,000,000	270,000,000
Carrying Amount of Liability	15,000,000	15,000,000
Performance Guarantees
Guarantee Obligations [Line Items]
Maximum Potential Payment	56,000,000	55,000,000
Carrying Amount of Liability	$ 2,000,000	$ 4,000,000